Financial instruments fair value disclosures - Summary of Fair Value Hierarchy (Detail) £ in Thousands	Jun. 30, 2021 GBP (£)
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Total	£ 783
Level 2 of fair value hierarchy [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	783
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Total	34,825
Level 3 of fair value hierarchy [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	33,228
Level 3 of fair value hierarchy [member] | Deferred consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 1,597